UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road

(Address of principal executive offices)

Willow Grove, PA 19090-1904
(Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   09/30/2011

Date of reporting period: 06/30/2011

Item 1.

Schedule of Investments (Unaudited)

The schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X for the Camelot Premium Return Fund, a series of the Trust, is as follows:

CAMELOT PREMIUM RETURN FUND
SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

COMMON STOCK - (37.18%)		Shares	Value
Agriculture - (1.76%)
Andersons, Inc. (a)		5,000	$ 211,250

Auto Manufacturers - (1.55%)
Ford Motor Co. *		13,500	186,165

Banks - (0.70%)
Citigroup, Inc.		2,000	83,280

Building Materials - (0.75%)
Cemex SAB de CV ADR *		10,400	89,440

Computers - (1.12%)
Lexmark International, Inc. - Class A *(a)		4,600	134,596

Electric - (1.79%)
Exelon Corp.		5,000	214,200

Energy - Alternative Sources - (1.66%)
First Solar, Inc. *		1,500	198,405

Entertainment - (1.03%)
Regal Entertainment Group - Class A		10,000	123,400

Environmental Control - (1.55%)
Republic Services, Inc.		6,000	185,100

Insurance - (2.35%)
Berkshire Hathaway, Inc. - Class B *		2,500	193,475
Hilltop Holdings, Inc. *		10,000	88,400
			281,875
Internet - (1.69%)
Google, Inc. *(a)		400	202,552

Investment Companies - (4.22%)
American Capital Ltd. *		10,000	99,300
Apollo Investment Corp.		20,000	204,200
Prospect Capital Corp.		20,000	202,200
			505,700
Miscellaneous Manufacturing - (0.63%)
Griffon Corp. *(a)		7,500	75,600

Pharmaceuticals - (2.09%)
Abbott Laboratories		2,000	105,240
Teva Pharmaceutical Industries Ltd. ADR		3,000	144,660
			249,900
Pipelines - (4.08%)
Energy Transfer Partners, L.P.		10,000	488,700

Real Estate Investment Trusts - (4.54%)
Annaly Capital Management, Inc		10,000	180,400
One Liberty Properties, Inc.		10,000	154,400
St Joe Co./The *		10,000	208,400
			543,200
Semiconductors - (0.74%)
Intel Corp. (a)		4,000	88,640

Software - (1.63%)
Microsoft Corp. (a)		7,500	195,000

Telecommunications - (3.30%)
Cisco Systems, Inc.		15,000	234,150
Frontier Communications, Corp.		20,000	161,400
			395,550

TOTAL COMMON STOCK (Cost $4,512,215)			4,452,553

EXCHANGE - TRADED FUNDS - (21.94%)

Debt Funds - (21.94%)
Vanguard Short-Term Bond ETF		20,000	1,620,600
Lord Abbett Investment Trust - Short Duration Income Fund		219,298	1,006,578
TOTAL EXCHANGE - TRADED FUNDS (Cost $2,611,417)			2,627,178

SHORT - TERM INVESTMENTS - (41.97%)

Money Market Fund - (39.88%)
Fidelity Institutional Money Market Portfolio, Class I, 0.17% **		3,408,293	3,408,293
Fidelity Institutional Prime Money Market Portfolio, Class I, 0.13% **		1,366,923	1,366,923

Money Market Account - (2.09%)
Huntington Conservative Deposit Account, 0.15% **		250,000	250,000

TOTAL SHORT - TERM INVESTMENTS - (Cost $5,025,211)			5,025,216

TOTAL INVESTMENTS - (Cost12,148,847) - 101.09%			12,104,947

TOTAL INVESTMENTS SOLD SHORT (Proceeds $111,448) - (0.88%)			(105,700)

CALL OPTIONS WRITTEN (Proceeds $35,721) - (0.46%)			(55,068)

PUT OPTIONS WRITTEN (Proceeds $438,999) - (2.74%)			(328,010)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.99%			357,934

NET ASSETS - 100.00%			$ 11,974,103

INVESTMENTS SOLD SHORT - (0.88%)

EXCHANGE - TRADED NOTES - (0.88%)

Equity Fund
iPath S&P 500 VIX Short-Term Futures ETN *		5,000	105,700

TOTAL EXCHANGE - TRADED FUNDS (Proceeds $111,448)			105,700

CALL OPTIONS WRITTEN - (0.46%) *	Expiration Date - Exercise Price	Contracts (b)	Value

Andersons, Inc.	09/17/2011 - $40.00	50	20,150
First Solar, Inc.	09/17/2011 - $130.00	15	13,200
Google, Inc.	09/17/2011 - $530.00	4	5,080
Griffon Corp.	07/16/2011 - $12.50	75	1,125
Intel Corp.	07/16/2011 - $20.00	40	8,800
Lexmark International, Inc.	10/22/2011 - $32.00	46	6,440
Microsoft Corp.	09/17/2011 - $26.00	3	273
TOTAL CALL OPTIONS WRITTEN (Proceeds $35,721)			55,068

PUT OPTIONS WRITTEN - (2.74%) *	Expiration Date - Exercise Price	Contracts (b)	Value

Alexandria Real Estate Equities, Inc.	07/16/2011 - $75.00	30	2,100
American Capital Ltd.	08/20/2011 - $10.00	400	24,000
American Express Co.	07/16/2011 - $44.00	25	150
Apollo Group, Inc.	08/20/2011 - $40.00	25	3,050
Apple, Inc.	08/20/2011 - $330.00	10	10,200
Applied Materials, Inc.	07/16/2011 - $15.00	130	28,600
BlackRock, Inc.	07/16/2011 - $185.00	15	2,100
Brookfield Residential Properties, Inc.	09/17/2011 - $10.00	215	62,350
Cemex SAB de CV ADR	07/16/2011 - $8.00	200	1,600
Covidien PLC	07/16/2011 - $50.00	40	800
Devon Energy Corp.	07/16/2011 - $80.00	25	5,100
Discover Financial Services	10/22/2011 - $23.00	100	5,300
Discover Financial Services	07/16/2011 - $23.00	50	250
First Energy Corp.	07/16/2011 - $38.00	50	750
First Solar, Inc.	09/17/2011 - $115.00	15	7,395
Google, Inc.	09/17/2011 - $480.00	4	5,260
Griffon Corp.	07/16/2011 - $10.00	100	3,500
iPATH S&P 500 VIX Short - Term Futures ETN	09/17/2011 - $18.00	50	4,850
Lexmark International, Inc.	10/22/2011 - $28.00	50	9,500
Lexmark International, Inc.	07/16/2011 - $35.00	29	16,530
Lowe’s Cos., Inc.	07/16/2011 - $25.00	100	16,900
Medtronic, Inc.	08/20/2011 - $40.00	50	10,850
Men’s Wearhouse, Inc./The	08/20/2011 - $25.00	40	800
Men’s Wearhouse, Inc./The	08/20/2011 - $33.00	60	7,800
Microsoft Corp.	09/17/2011 - $24.00	75	3,150
Novartis AG ADR	07/16/2011 - $57.50	20	300
PartnerRe Ltd.	08/20/2011 - $70.00	30	10,200
Pepsico, Inc.	07/16/2011 - $62.50	50	250
Petroleo Brasileiro SA ADR	07/16/2011 - $35.00	50	6,650
PF Chang’s China Bistro, Inc.	07/16/2011 - $45.00	50	25,000
Regal Entertainment Group - Class A	07/16/2011 - $13.60	100	13,500
Sears Holdings Corp.	09/17/2011 - $65.00	30	11,250
TAL International Group, Inc.	07/16/2011 - $35.00	50	5,750
Texas Roadhouse, Inc.	09/17/2011 - $15.00	150	3,750
Toyota Motor Corp. ADR	07/16/2011 - $80.00	25	875
USG Corp.	08/20/2011 - $13.00	200	9,000
VF Corp.	08/20/2011 - $95.00	20	2,100
Western Union Co./The	08/20/2011 - $20.00	100	6,500
TOTAL PUT OPTIONS WRITTEN (Proceeds $438,999)			$ 328,010

* Non - income producing security
**	Rate shown represents the rate at June 30, 2011, is subject to change and resets daily.
(a)	All or a portion of the security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares.

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note

The accompanying notes are an integral part of these schedule of investments.

CAMELOT PREMIUM RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets and liabilities as of June 30, 2011:

Assets

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)		Total
Common Stock (b)	$ 4,452,553	$ -		$ 4,452,553
Exchange-Traded Funds(b)	2,627,178	-		2,627,178
Short-Term Investments	-	5,025,216	(c)	5,025,216
Total	$ 7,079,731	$ 5,025,216		$ 12,104,947

 (a) As of and during the period since inception from December 27, 2010 through June 30, 2011, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

(b) All common stock and exchange-traded funds/notes held by the Fund are Level 1 securities. For a detailed break-out of both by major industry classification, please refer to the Schedule of Investments.

(c) Level 2 securities are valued at amortized cost at June 30, 2011.

CAMELOT PREMIUM RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

(1)

INVESTMENT VALUATION (continued)

Liabilities
Security Classifications (d)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Notes (b)	$ 105,700	$ -	$ 105,700
Call Options Written (e)	55,068	-	55,068
Put Options Written (e)	328,010	-	328,010
Total Liabilities Level 1	$ 488,778	$ -	$ 488,778

(d) As of and during the period since inception from December 27, 2010 through June 30, 2011, the Funds had no liabilities that were considered to be "Level 2" securities (those valued using  other significant observable inputs).  As of and during the period since inception from December 27, 2010 through June 30, 2011, the Funds had no liabilities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(e) All call options and put options written by the Fund are Level 1 securities.

No securities were fair valued at June 30, 2011.

(2)

ACCOUNTING FOR OPTIONS

     Accounting for Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse market, political or other conditions are likely. The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The locations on the statement of assets and liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Call options written	Options written, at value	$ 55,068
Put options written	Options written, at value	328,010
Total		$ 400,124

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Call options written	Net unrealized depreciation on options written	$ (19,347)
Put options written	Net unrealized appreciation on options written	110,989

(2)

ACCOUNTING FOR OPTIONS (continued)

Derivatives not accounted for as hedging instruments under GAAP	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Call options written	Net realized gain on options written	$ 9,451
Put options written	Net realized gain on options written	340,131
Total		$ 441,224

(3)

 UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Fidelity Institutional Money Market Portfolio (“Fidelity”). The Fund may redeem its investment from Fidelity at any time if the Manager determines that it is in the best interest of the Fund and its shareholders. The performance of the Fund may be directly affected by the performance of Fidelity. As of June 30, 2011, 28.46% of the Fund’s net assets were invested in Fidelity.

(4)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option.  The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(5)

OPTIONS WRITTEN

A summary of option contracts written by the Fund during the period since inception from December 27, 2010 through June 30, 2011 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$ -
Options written	643	55,035
Options covered	-	-
Options exercised	(175)	(9,862)
Options expired	(235)	(9,452)
Options outstanding at end of period	233	$ 35,721

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$ -
Options written	7,427	977,239
Options covered	-	-
Options exercised	(1,540)	(198,109)
Options expired	(3,124)	(340,131)
Options outstanding at end of period	2,763	$ 438,999

* One option contract is equivalent to one hundred shares of common stock.

 (6)

TAX MATTERS

CAMELOT PREMIUM RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2011 for the Fund was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
11,562,680	$ 310,427	$ (256,938)	$ 53,489

(7)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

(8)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurements.  The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	August 24, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	August 24, 2011